Derivative Liability (Details) - CAD ($) $ in Thousands	Oct. 31, 2022	Nov. 29, 2021	Oct. 31, 2021	Oct. 19, 2021	May 10, 2021	May 09, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	$ 6,336		$ 11,673
Less current portion	(6,336)		(9,980)
Long-term portion			1,693
Windsor Private Capital
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total			1,693
Fab Nutrition, LLC (FABCBD)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total					$ 3,722	$ 3,722
Fab Nutrition, LLC (FABCBD) | Put option
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	763		2,638
Enigmaa Ltd. (Blessed CBD)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total				$ 4,323
Enigmaa Ltd. (Blessed CBD) | Put option
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	2,899		4,313
NuLeaf Naturals, LLC
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total		$ 8,326
NuLeaf Naturals, LLC | Put option
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	$ 2,674
Smoke Cartel, Inc.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total			$ 3,028